Compensation Plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) CAD / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights Percentages		30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable		1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years		30.00%
Years After Grant Date Additional 30 percent Granted Vest		2 years
Years After Grant Date Rights Become Fully Exercisable		3 years
Years After Grant Date Rights Expire		5 years
Liability For Cash-Settled Share-Based Payment Transactions	$ 51,000,000	$ 51,000,000	$ 99,000,000	$ 169,000,000
Liability for share-based payment recognized in accounts payable and accrued liabilities	28,000,000	28,000,000	29,000,000
Liability for share-based payment recognized in other liabilities and provisions	23,000,000	23,000,000	70,000,000
Additional Paid in Capital	1,358,000,000	1,358,000,000	1,358,000,000
TotalCompensationCosts		$ (29,000,000)	23,000,000	66,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio		1
Tandem Stock Appreciation Rights (TSARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Expire		5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,000,000	$ 1,000,000	5,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 6 months
TotalCompensationCosts		$ (12,000,000)	(15,000,000)	21,000,000
Tandem Stock Appreciation Rights, Granted 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Expire		7 years
PSU and RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable		3 years
Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0	$ 0	1,000,000
TotalCompensationCosts		$ (1,000,000)	1,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	934,830	934,830
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares	0	0
Outstanding, Weighted Average Exercise Price, End of Year | CAD / shares	$ 18.00
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period		2 years 5 months 12 days
Period over which performance targets are acheived		4 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0	$ 0	2,000,000
TotalCompensationCosts		$ (5,000,000)	(2,000,000)	1,000,000
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable		3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	10,000,000	$ 10,000,000	12,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 6 months
TotalCompensationCosts		$ 1,000,000	4,000,000	11,000,000
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period		3 years
Maximum Multiplication Of Original Performance Stock Units Granted May Be Awarded		2
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU Expiration Date		December 15
TotalCompensationCosts		$ (5,000,000)	1,000,000	2,000,000
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable		3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	26,000,000	$ 26,000,000	57,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 3 months 18 days
Additional Paid in Capital	11,000,000	$ 11,000,000	11,000,000
TotalCompensationCosts		$ (7,000,000)	36,000,000	45,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio		1
Maximum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units		50.00%
Minimum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units		25.00%
Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability For Cash-Settled Share-Based Payment Transactions	$ 0	$ 0
TotalCompensationCosts			$ (2,000,000)	$ (15,000,000)
Exercisable After First Year [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights Percentages		30.00%